Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2021
Text Block [Abstract]
Schedule of Cash Resources and Other Financial Assets
The Group’s Treasury function aims to protect the Group’s financial investments, while maximising returns. The fair value of financial assets is the same as the carrying amount for 2021 and 2020. The Group’s cash resources and other financial assets are shown below.

	30 June 2021			31 December 2020			30 June 2020
€ million	Current	Non- current	Total	Current	Non- current	Total	Current	Non- current	Total
Cash and cash equivalents
Cash at bank and in hand	2,625	—	2,625	2,764	—	2,764	2,672	—	2,672
Short-term deposits (a)	1,411	—	1,411	2,764	—	2,764	2,176	—	2,176
Other cash equivalents	146	—	146	20	—	20	7	—	7

	4,182	—	4,182	5,548	—	5,548	4,855	—	4,855

Other financial assets
Financial assets at amortised cost (b)	514	148	662	468	138	606	774	129	903
Financial assets at fair value through other comprehensive income (c)	9	413	422	9	361	370	—	304	304
Financial assets at fair value through profit or loss:
Derivatives that relate to financial liabilities	40	32	72	59	21	80	69	96	165
Other (d)	322	367	689	272	356	628	257	286	543

	885	960	1,845	808	876	1,684	1,100	815	1,915

Total financial assets (e)	5,067	960	6,027	6,356	876	7,232	5,955	815	6,770

(a)	Short-term deposits typically have maturity of up to 3 months.
(b)
Current financial assets at amortised cost include short term deposits with banks with maturities longer than three months excluding deposits which are part of a recognised cash management process and loans to joint venture entities.
Non-current
financial assets at amortised cost include judicial deposits of €
107
 million (31 December 2020: €
101
 million, 30 June 2020: €
94
million).

(c)	Included within non-current financial assets at fair value through other comprehensive income are equity investments of € 408 million (31 December 2020: € 356 million, 30 June 2020: € 284 million).
(d)
Current other financial assets at fair value through profit or loss include
A-
or higher rated money and capital market instruments. Included within non-current
financial assets at fair value through profit or loss are assets in a trust to fund benefit obligations in the US, an option over non-controlling
interest in a subsidiary in Hong Kong and investments in a number of companies and financial institutions in North America, North Asia, South Asia and Europe.

(e)	Financial assets exclude trade and other current receivables.

Summary of Fair Values of Financial Assets and Financial Liabilities
The Group is exposed to the risks of changes in fair value of its financial assets and liabilities. The following tables summarise the fair values and carrying amounts of financial instruments and the fair value calculations by category.

	Fair value			Carrying amount
€ million	As at 30 June 2021	As at 31 December 2020	As at 30 June 2020	As at 30 June 2021	As at 31 December 2020	As at 30 June 2020
Financial assets
Cash and cash equivalents	4,182	5,548	4,855	4,182	5,548	4,855
Financial assets at amortised cost	662	606	903	662	606	903
Financial assets at fair value through other comprehensive income	422	370	304	422	370	304
Financial assets at fair value through profit and loss:
Derivatives	72	80	165	72	80	165
Other	689	628	543	689	628	543

	6,027	7,232	6,770	6,027	7,232	6,770
Financial liabilities
Bank loans and overdrafts	(593)	(411)	(851)	(593)	(411)	(851)
Bonds and other loans	(26,587)	(26,936)	(28,206)	(24,683)	(24,585)	(25,837)
Lease liabilities	(1,694)	(1,771)	(1,849)	(1,694)	(1,771)	(1,849)
Derivatives	(224)	(315)	(76)	(224)	(315)	(76)
Other financial liabilities	(348)	(223)	(192)	(348)	(223)	(192)

	(29,446)	(29,656)	(31,174)	(27,542)	(27,305)	(28,805)

Summary of Assets and Liabilities Carried at Fair Value, Classification of Fair Value Calculations by Category

	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
€ million	As at 30 June 2021			As at 31 December 2020			As at 30 June 2020
Assets at fair value
Financial assets at fair value through other comprehensive income	7	3	412	5	3	362	5	4	295
Financial assets at fair value through profit or loss:
Derivatives (a)	—	187	—	—	158	—	—	268	—
Other	323	—	366	300	—	328	260	—	283
Liabilities at fair value
Derivatives (b)	—	(311)	—	—	(418)	—	—	(187)	—
Contingent Consideration	—	—	(159)	—	—	(140)	—	—	(155)

(a)	Includes € 115 million (31 December 2020: € 78 million, 30 June 2020: € 103 million) derivatives, reported within trade receivables, that hedge trading activities.
(b)	Includes €(87) million (31 December 2020: € (103) million, 30 June 2020: €(111) million) derivatives, reported within trade payables, that hedge trading activities.